BENEFIT PLAN (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
Company matching contributions	$ 158,000	$ 69,000	$ 502,000	$ 239,000